CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued (in shares)	3,095,650	3,095,650	2,758,689
Common Stock, Shares, Outstanding (in shares)	2,897,568	2,897,568	2,598,035